LEASES - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease Cost	$ 81
General and administrative
Lessee, Lease, Description [Line Items]
Operating Lease Cost	$ 81